Schedule of goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Balance		$ 992,686
Foreign currency translation adjustment		(21,457)
Impairment		(971,229)
Balance			992,686
Melana International Pte Limited [Member]
Balance		528,665
Foreign currency translation adjustment		(11,427)
Impairment		(517,238)
Balance			528,665
TriGlobal Security Pte Limited [Member]
Balance		464,021
Foreign currency translation adjustment		(10,030)
Impairment		(453,991)
Balance			$ 464,021